Borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Borrowings
Schedule of borrowings

	Thousands of Yen
	As of June 30, 2025	As of December 31, 2024
Short-term borrowings	¥621,669	¥491,667
Borrowings (due through 2035; weighted-average interest rates of 1.2% at June 30, 2025 and 0.23% at December 31, 2024)	518,366	555,012
Corporate convertible bond	830,000	830,000
Current portion of corporate convertible bonds	(530,000)	(530,000)
Current portion of borrowings	(97,907)	(582,479)
Total debt, net of current portion	¥720,459	¥764,200

Schedule of maturities of borrowings

Thousands of Yen
Year ending December 31:
2025 (remainder)	¥579,816
2026	95,952
2027	395,952
2028	93,422
2029	93,869
2030 and thereafter	89,355
Total	¥1,348,366